Revenue from Contracts with Customers - Schedule of Current or Non Current Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Revenue from Contracts with Customers - Schedule of Current or Non Current Liabilities (Details) [Line Items]
Advance from customers	¥ 25,684,437	$ 3,518,753	¥ 22,393,097
Deferred revenue-current	175,046,178	23,981,228	186,281,838
Deferred revenue-non-current	176,353,919	24,160,388	207,905,769
Total contract liabilities	¥ 377,084,534	$ 51,660,369	¥ 416,580,704